                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Motley Fool Asset Management LLC
                 ---------------------------------------------
   Address:      2000 Duke St, Suite 175, Alexandria, VA 22314
                 ---------------------------------------------

                 ---------------------------------------------

                 ---------------------------------------------

Form 13F File Number: 28-14177
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip Biedronski
         -------------------------------
Title:   Treasurer
         -------------------------------
Phone:   703-254-1566
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Philip Biedronski           Alexandria, VA        7/24/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          66
                                        --------------------

Form 13F Information Table Value Total:        193,867
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
HCC INSURANCE HOLDINGS,
 INC.                     Common Stock  404132102         7,778    247,700 SHS            SOLE             247,700
WELLPOINT, INC.           Common Stock  94973V107         7,648    119,897 SHS            SOLE             119,897
Markel Corporation        Common Stock  570535104         7,553     17,100 SHS            SOLE              17,100
LOEWS CORPORATION         Common Stock  540424108         6,656    162,690 SHS            SOLE             162,690
YUM! BRANDS, INC.         Common Stock  988498101         6,386     99,132 SHS            SOLE              99,132
BERKSHIRE HATHAWAY INC.   Common Stock  084670108         6,247         50 SHS            SOLE                  50
UNDER ARMOUR, INC.        Common Stock  904311107         5,735     60,705 SHS            SOLE              60,705
DENBURY RESOURCES INC.    Common Stock  247916208         5,716    378,300 SHS            SOLE             378,300
BROOKFIELD ASSET
 MANAGEMENT INC.          Common Stock  112585104         5,500    166,174 SHS            SOLE             166,174
GOOGLE INC.               Common Stock  38259P508         5,366      9,250 SHS            SOLE               9,250
INFINERA CORPORATION      Common Stock  45667G103         5,271    770,590 SHS            SOLE             770,590
SBA COMMUNICATIONS
 CORPORATION              Common Stock  78388J106         5,263     92,250 SHS            SOLE              92,250
NATUS MEDICAL
 INCORPORATED             Common Stock  639050103         4,934    424,600 SHS            SOLE             424,600
Foreign Trade Bank of
 Latin America, Inc.      Common Stock  P16994132         4,883    227,865 SHS            SOLE             227,865
FORMFACTOR, INC.          Common Stock  346375108         4,802    742,200 SHS            SOLE             742,200
PAYCHEX, INC.             Common Stock  704326107         4,765    151,702 SHS            SOLE             151,702
INNOPHOS HOLDINGS, INC.   Common Stock  45774N108         4,583     81,164 SHS            SOLE              81,164
BIG LOTS, INC.            Common Stock  089302103         4,582    112,341 SHS            SOLE             112,341
Arcos Dorados Holdings
 Inc.                     Common Stock  G0457F107         4,068    275,262 SHS            SOLE             275,262
FLOWSERVE CORPORATION     Common Stock  34354P105         3,747     32,650 SHS            SOLE              32,650
ANNALY CAPITAL            Real Estate
 MANAGEMENT, INC.          Investment
                           Trust (REIT) 035710409         3,691    219,989 SHS            SOLE             219,989
PENN NATIONAL GAMING,
 INC.                     Common Stock  707569109         3,688     82,700 SHS            SOLE              82,700
Baidu, Inc.               American
                           Depository
                           Receipt
                           (ADR)        056752108         3,574     31,086 SHS            SOLE              31,086
BROOKFIELD
 INFRASTRUCTURE PARTNERS
 L.P.                     Unit          G16252101         3,428    102,127 SHS            SOLE             102,127
DREAMWORKS ANIMATION
 SKG, INC.                Common Stock  26153C103         3,328    174,600 SHS            SOLE             174,600
POSCO                     American
                           Depository
                           Receipt
                           (ADR)        693483109         3,314     41,203 SHS            SOLE              41,203
CISCO SYSTEMS, INC.       Common Stock  17275R102         3,297    192,000 SHS            SOLE             192,000
DR.REDDY'S LABORATORIES   American
 LTD                       Depository
                           Receipt
                           (ADR)        256135203         3,249    109,456 SHS            SOLE             109,456
Telefonica S.A.           American
                           Depository
                           Receipt
                           (ADR)        879382208         3,184    243,059 SHS            SOLE             243,059
CROWN HOLDINGS, INC.      Common Stock  228368106         2,925     84,800 SHS            SOLE              84,800
COSTCO WHOLESALE
 CORPORATION              Common Stock  22160K105         2,808     29,558 SHS            SOLE              29,558
COVIDIEN PUBLIC LIMITED
 COMPANY                  Common Stock    B1YWB83         2,709     50,628 SHS            SOLE              50,628
Philip Morris
 International Inc.       Common Stock  718172109         2,624     30,072 SHS            SOLE              30,072
ENSTAR GROUP LIMITED      Common Stock  G3075P101         2,227     22,510 SHS            SOLE              22,510
INTL FCSTONE INC.         Common Stock  459028106         2,183    112,813 SHS            SOLE             112,813
DIAMOND HILL INVESTMENT
 GROUP, INC.              Common Stock  25264R207         1,979     25,284 SHS            SOLE              25,284
SCHWEITZER-MAUDUIT
 INTERNATIONAL, INC.      Common Stock  808541106         1,949     28,600 SHS            SOLE              28,600
OCCIDENTAL PETROLEUM
 CORPORATION              Common Stock  674599105         1,942     22,645 SHS            SOLE              22,645
ZIMMER HOLDINGS, INC.     Common Stock  98956P102         1,931     30,000 SHS            SOLE              30,000
TRIMAS CORPORATION        Common Stock  896215209         1,745     86,800 SHS            SOLE              86,800
RETAIL OPPORTUNITY
 INVESTMENTS CORP.        Common Stock  76131N101         1,731    143,560 SHS            SOLE             143,560
COMPAGNIE GENERALE DE     American
 GEOPHYSIQUE - VERITAS     Depository
 S.A.                      Receipt
                           (ADR)        204386106         1,667     64,500 SHS            SOLE              64,500
FLOW INTERNATIONAL
 CORPORATION              Common Stock  343468104         1,664    533,400 SHS            SOLE             533,400
BRF - Brasil Foods S.A.   American
                           Depository
                           Receipt
                           (ADR)        10552T107         1,651    108,704 SHS            SOLE             108,704
HORSEHEAD HOLDING CORP.   Common Stock  440694305         1,635    164,200 SHS            SOLE             164,200
QUEST DIAGNOSTICS
 INCORPORATED             Common Stock  74834L100         1,438     24,000 SHS            SOLE              24,000
RED ROBIN GOURMET
 BURGERS, INC.            Common Stock  75689M101         1,373     45,000 SHS            SOLE              45,000
THOR INDUSTRIES, INC.     Common Stock  885160101         1,356     49,488 SHS            SOLE              49,488
NVIDIA CORPORATION        Common Stock  67066G104         1,285     93,000 SHS            SOLE              93,000
LEVEL 3 COMMUNICATIONS,
 INC.                     Common Stock  52729N308         1,224     55,250 SHS            SOLE              55,250
AMERICAN WOODMARK
 CORPORATION              Common Stock  030506109         1,183     69,200 SHS            SOLE              69,200
HECKMANN CORPORATION      Common Stock  422680108         1,156    342,000 SHS            SOLE             342,000
WYNN RESORTS, LIMITED     Common Stock  983134107         1,141     11,000 SHS            SOLE              11,000
TRACTOR SUPPLY COMPANY    Common Stock  892356106         1,096     13,200 SHS            SOLE              13,200
LIBERTY INTERACTIVE
 CORPORATION              Common Stock  53071M104         1,034     58,150 SHS            SOLE              58,150
DREW INDUSTRIES
 INCORPORATED             Common Stock  26168L205         1,011     36,311 SHS            SOLE              36,311
THE FEMALE HEALTH
 COMPANY                  Common Stock  314462102           861    146,600 SHS            SOLE             146,600
ILLINOIS TOOL WORKS INC.  Common Stock  452308109           846     16,000 SHS            SOLE              16,000
OYO GEOSPACE CORPORATION  Common Stock  671074102           738      8,200 SHS            SOLE               8,200
KAPSTONE PAPER AND
 PACKAGING CORPORATION    Common Stock  48562P103           653     41,200 SHS            SOLE              41,200
WATERS CORPORATION        Common Stock  941848103           405      5,100 SHS            SOLE               5,100
AUTOZONE, INC.            Common Stock  053332102           367      1,000 SHS            SOLE               1,000
HDFC BANK LIMITED         American
                           Depository
                           Receipt
                           (ADR)        40415F101           360     11,050 SHS            SOLE              11,050
TEVA PHARMACEUTICAL       American
 INDUSTRIES LIMITED        Depository
                           Receipt
                           (ADR)        881624209           300      7,601 SHS            SOLE               7,601
ADMINISTRADORA DE FONDOS  American
 DE PENSIONES PROVIDA      Depository
 S.A.                      Receipt
                           (ADR)        00709P108           226      2,714 SHS            SOLE               2,714
STERLITE INDUSTRIES       American
 (INDIA) LIMITED           Depository
                           Receipt
                           (ADR)        859737207           205     27,080 SHS            SOLE              27,080